Consolidated statements of comprehensive income (loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net Income	$ 20,983	$ 18,246	$ 3,681
Marketable securities:
Unrealized gain (loss)	(547)	2,020	9,179
Derivatives:
Unrealized income (loss)	8,635	578	(2,311)
Amounts reclassified from accumulated other comprehensive income	(6,227)	(217)	4,481
Other comprehensive income, net of taxes of $408, $226 and $0 for 2025, 2024 and 2023, respectively	1,861	2,381	11,349
Comprehensive income	$ 22,844	$ 20,627	$ 15,030